Earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic earnings per share [abstract]
Income/ (loss) attributable to equity holders of the Group	$ 7,125	$ 63,491	$ 43,236
Weighted average number of ordinary shares (thousands)	158,848	148,118	148,118
Basic income/(loss) per share of continuing operations	$ 0.04	$ 0.43	$ 0.29
Loss of discontinued operations attributable to equity holders of the Group	$ 0	$ 0	$ (9,477)
Weighted average number of shares (thousands)	158,848	148,118	148,118
Basic (loss)/ income per share of discontinued operations	$ 0	$ 0	$ (0.06)
Income attributable to equity holders of the Group	$ 7,125	$ 63,491	$ 33,759
Weighted average number of shares (thousands)	158,848	148,118	148,118
Basic income per share of continuing and discontinued operations	$ 0.04	$ 0.43	$ 0.23